OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Capital expenditures	€ (182)	€ (271)	€ (277)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(73)	(96)	(97)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(45)	(72)	(70)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(61)	(97)	(105)
H&C
Disclosure of operating segments [line items]
Capital expenditures	€ (3)	€ (6)	€ (5)